LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS
11.	LONG-TERM INVESTMENTS

The Company’s long-term investments comprise of the following:

Cost method investment

The Company’s cost method investment represents a 10% equity ownership in Telehouse Beijing Co., Ltd. (“BJ Tele”), a foreign investment company established on August 22, 2007 in the PRC by aBitCool, a related party (Note 23(a)), and a third party foreign company. BJ Tele is principally engaged in the business of manufacturing and rental of cabinets.

On September 30, 2011, the Company through its subsidiary, 21 Vianet HK, made a cash investment of RMB8,200 to purchase its 10% equity interest in BJ Tele from aBitCool. There were no indicators of impairment noted for this long-term investment as of December 31, 2012.

Investment in an equity investee

	As of December 31, 2011			Increase (decrease) during the year ended December 31, 2012		As of December 31, 2012
	Cost investment	Share equity income	Investment in equity investee	Cost investment	Share equity loss	Cost investment	Share equity loss	Investment in equity investee	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	—	—	—	50,500	(1,101)	50,500	(1,101)	49,399	7,929

In April 2012, the Company through its subsidiary, 21Vianet Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner, and holds 27.694% of the investee. Given the Company holds more than three percent interest in the Yizhuang Fund as a Limited Partner, the investment is accounted for under the equity method as prescribed in ASC323-10, Investments—Equity Method. During the year ended December 31, 2012, the Company invested RMB50,500 in Yizhuang Fund. A second investment outlay of RMB50,500 will be made upon the written notice of Yizhuang Fund.